Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting Information [Line Items]
Schedule of Primary Operating Segments

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Dominion Energy’s operations:

	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
Three Months Ended June 30, 2023
Total revenue from external customers	$2,252	$771	$126	$17	$—	$3,166
Intersegment revenue	(1)	2	5	229	(235)	—
Total operating revenue	2,251	773	131	246	(235)	3,166
Net income from discontinued operations	—	—	—	168	—	168
Net income (loss) attributable to Dominion Energy	392	68	(44)	183	—	599
Three Months Ended June 30, 2022
Total revenue from external customers	$2,173	$812	$161	$(87)	$—	$3,059
Intersegment revenue	(3)	3	6	204	(210)	—
Total operating revenue	2,170	815	167	117	(210)	3,059
Net income from discontinued operations	—	—	—	212	—	212
Net income (loss) attributable to Dominion Energy	442	124	(27)	(992)	—	(453)
Six Months Ended June 30, 2023
Total revenue from external customers	$4,636	$1,615	$434	$364	$—	$7,049
Intersegment revenue	(1)	3	8	460	(470)	—
Total operating revenue	4,635	1,618	442	824	(470)	7,049
Net income from discontinued operations	—	—	—	449	—	449
Net income attributable to Dominion Energy	776	159	69	592	—	1,596
Six Months Ended June 30, 2022
Total revenue from external customers	$4,342	$1,610	$405	$(185)	$—	$6,172
Intersegment revenue	(7)	4	10	419	(426)	—
Total operating revenue	4,335	1,614	415	234	(426)	6,172
Net income from discontinued operations	—	—	—	623	—	623
Net income (loss) attributable to Dominion Energy	958	233	30	(963)	—	258

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Virginia Power’s operations:

	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2023
Operating revenue	$2,251	$—	$2,251
Net income (loss)	392	(60)	332
Three Months Ended June 30, 2022
Operating revenue	$2,170	$5	$2,175
Net income (loss)	442	(395)	47
Six Months Ended June 30, 2023
Operating revenue	$4,635	$—	$4,635
Net income (loss)	776	(91)	685
Six Months Ended June 30, 2022
Operating revenue	$4,335	$7	$4,342
Net income (loss)	958	(554)	404